Marketable Securities and Other Investments (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities and Other Investments [Abstract]
Schedule of Marketable Securities	The value of these marketable securities at December 31, 2023 and 2022 is as follows:
	December 31,	December 31,
	2023	2022
Cost	$-	$327,440
Gross unrealized gain	-	-
Gross unrealized loss	-	(183,241)
Fair value	$-	$144,199